Offerings	Aug. 05, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered	9,971,700
Proposed Maximum Offering Price per Unit	7.91
Maximum Aggregate Offering Price	$ 78,876,147
Fee Rate	0.01476%
Amount of Registration Fee	$ 11,642.12
Offering Note

(2)

Represents 9,971,700 shares of Common Stock automatically added to the shares authorized under the 2021 Plan on January 1, 2023 pursuant to an “evergreen” provision contained in the 2021 Plan. Such “evergreen” provision provides that on each January 1st through January 1, 2031, the number of shares of Common Stock available for issuance under the 2021 Plan will automatically increase annually in an amount equal to the lesser of (i) 5% of the total number of shares of Common Stock outstanding on December 31 of the immediately preceding year or (ii) 18,023,020 shares, provided that before the date of any such increase, the Registrant’s board of directors may determine that such increase will be less than the amount set forth in clauses (i) and (ii).

(4)

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed aggregate offering price are calculated based on $7.91 per share, the average of the high and low prices of the Registrant’s Common Stock on August 2, 2024, as reported on The Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered	1,994,340
Proposed Maximum Offering Price per Unit	7.91
Maximum Aggregate Offering Price	$ 15,775,229.4
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,328.43
Offering Note

(3)

Represents 1,994,340 shares of Common Stock automatically added to the shares authorized under the ESPP on January 1, 2023 pursuant to an “evergreen” provision contained in the ESPP. Such “evergreen” provision provides that on each January 1st through January 1, 2031, the number of shares of Common Stock available for issuance under the ESPP will automatically increase annually in an amount equal to the lesser of (i) 1% of the total number of shares of Common Stock outstanding on December 31 of the immediately preceding year or (ii) 2,703,452 shares, provided that before the date of any such increase, the Registrant’s board of directors may determine that such increase will be less than the amount set forth in clauses (i) and (ii).

(4)

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed aggregate offering price are calculated based on $7.91 per share, the average of the high and low prices of the Registrant’s Common Stock on August 2, 2024, as reported on The Nasdaq Global Select Market.